Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity

5. Stockholders’ Equity

Common Stock Issuances

In June 2012, the Company issued an aggregate of 215,327 shares of common stock in satisfaction of previously accrued liabilities as follows:

	Number of Shares	Valuation Price	Amount
Board of Director fees:
Fees for second quarter of 2011	5,769	$5.20	$30,000
Fees for third quarter of 2011	10,000	$3.00	30,000
Fees for fourth quarter of 2011	22,058	$1.36	30,000
Fees for first quarter of 2012	27,778	$1.08	30,000
Related party executive, administrative & operational services
Fees for January 2012	11,538	$1.30	15,000
Fees for February 2012	12,500	$1.20	15,000
Fees for March 2012	13,890	$1.08	15,000
Fees for April 2012	13,044	$1.15	15,000
Related party consulting services in June 2012	85,000	$0.59	50,000
Accrued interest on unrelated party notes payable	7,750	$1.35	10,462
Unrelated party consulting	6,000	$1.08	6,480

Total	215,327	$0.59	$246,942

Board of Directors fees are payable quarterly in common stock based on the closing price at the end of each quarter. Each of the Company’s five directors earns a monthly fee of $2,000 for an aggregate of $30,000 per quarter. In June 2012, an aggregate of 65,605 shares were issued for director fees incurred in the second quarter of 2011 through the first quarter of 2012.

Effective January 1, 2012, the Board of Directors agreed to pay fees for executive, administrative and operational services in the aggregate amount of $15,000 per month to three individuals who are directors and/or stockholders of the Company. These fees are payable in shares of the Company’s common stock based on the closing price on the last day of the month for which the services are performed. In June 2012, the Company issued an aggregate of 50,972 shares of common stock in satisfaction of this obligation for the months of January through April 2012.

In June 2012, the Board of Directors approved the issuance of 85,000 shares of common stock for consulting services provided by an individual that owns preferred stock of the Company. The services were valued based on the closing price of the Company’s common stock on the date of board approval which was $0.59 and resulted in a charge to related party consulting fees of $50,000.

As of June 30, 2012, the Company has a liability for directors’ fees of $30,000 which is expected to result in the issuance of 55,555 shares of common stock in the third quarter of 2012. Additionally, the Company has a liability for accrued consulting fees of $48,750 which is expected to result in the issuance of 74,823 shares of common stock in the third quarter of 2012.

Preferred Stock Dividends

On March 30, 2012 the Board of Directors declared the 15% dividend on the Series A-1 preferred stock which was paid in cash on April 2, 2012. As of June 30, 2012, accrued and undeclared dividends amounted to $195,938. Preferred stock dividends are payable semi-annually in cash or shares of the Company’s common stock, at the election of the Company. The next dividend payment date is on September 30, 2012.

4. Stock transactions

Common stock

Stock issuances:

During the year ended December 31, 2010, 40,000 shares of the Company’s common stock were issued to officers and directors for services. Of the total common shares issued in fiscal year ended December 31, 2010, 35,000 shares of common stock were issued to consultants and for fees.

The Company has authorized shares of 499,000,000 shares of Common Stock and has issued 4,972,635 shares of Common Stock as of December 31, 2010. The total of Common Stock obligated is 1,535,973 shares at December 31, 2010.

On April 11, 2011 the Company held its annual meeting. The shareholders voted to reverse split the common stock of the Company 100 for 1. The effective date of the reverse split was April 18, 2011. All references to shares have been restated to reflect the reverse stock split if it had occurred at the beginning of the earliest period presented.

During the year ended December 31, 2011, the Company had the following common stock issuances:

The Company issued 770,000 shares of common stock to third parties to pay its contract obligations and 770,000 shares to repay certain advances of directors’ common stock;

The board of directors authorized three of the directors to exchange $500,000 of their loans and advances to the Company for 62,500 shares of common stock or $8.00 per common share;

The Company issued 72,841 shares of common stock for its obligation for directors’ fees accrued of $128,000;

The Company sold 203,500 shares of common stock for cash of $203,500 to third parties;

The Company issued 75,000 shares for consulting services to a third party related to the acquisition of properties, such services valued at $457,500;

The Company issued 3,000 shares of common stock to three persons in exchange for loan fees payable to a stockholder, a third party and our CEO, of $12,000; and

The Company exchanged $835,000 of notes payable to 14 third parties for 835,000 shares of common stock.

Preferred stock

The Company recently undertook a private placement of its Preferred Stock Series A1 for the sale of 750 shares at $10,000 per share, on a “best efforts” basis with a minimum offering of 520 shares and maximum offering of 750 shares at $10,000 per share. On September 29, 2011 the Company closed on the minimum by issuing 522.5 shares or $5,225,000 received. The following are the terms of the Preferred Stock Series A1:

Authorized Shares, Stated Value and Liquidation Preference. Seven hundred fifty shares are designated as the Series A1 15% Convertible Preferred Stock, which has a stated value and liquidation preference of $10,000 per share.

Ranking. The Series A1 Preferred Stock will rank senior to future classes or series of preferred stock established after the issue date of the Series A1 Preferred Stock, unless the Company’s Board of Directors expressly provides otherwise when establishing a future class or series. The Series A1 Preferred Stock ranks senior to our common stock in liquidation and dissolution.

Dividends. Holders of Series A1 Preferred Stock are entitled to receive, when, as and if declared by our Board of Directors, non-cumulative dividends at an annual rate of 15.0% of the $10,000 per share liquidation preference. Declared dividends are payable in cash or in shares of Common Stock (at its then fair market value), at the election of the Company.

Voting Rights. The holders of the Series A1 Preferred Stock will vote together with the holders of common stock as a single class on all matters upon which the holders of common stock are entitled to vote, except that the common stock will elect four directors and the Series A1 Preferred Stock will elect three directors. Each share of Series A Preferred Stock will be entitled to such number of votes as the number of shares of common stock into which such share of Preferred Stock is convertible; however, solely for the purpose of determining such number of votes, the conversion price per share will be deemed to be $3.30, subject to customary anti-dilution adjustment. In addition, the holders of the Series A1 Preferred Stock will vote as a separate class with respect to certain matters, including amendments to the Company’s Articles of Incorporation that alter the voting powers, preferences and special rights of the Series A1 Preferred Stock.

Liquidation. In the event we voluntarily or involuntarily liquidate, dissolve or wind up, the holders of the Series A1 Preferred Stock will be entitled, before any distribution or payment out of our assets may be made to or set aside for the holders of any of our junior capital stock and subject to the rights of our creditors, to receive a liquidation distribution in an amount equal to $10,000 per share, plus any declared but unpaid dividends. A merger, consolidation or sale of all or substantially all of our property or business is not deemed to be a liquidation for purposes of the preceding sentence.

Redemption. The Series A1 Preferred Stock is redeemable in whole or in part at our option at any time. The redemption price is equal to $10,000 per share, plus any declared but unpaid dividends.

Preemptive Rights. Holders of the Series A1 Preferred Stock do not have preemptive right to purchase securities of the Company.

Mandatory Conversion. Each share of Series A1 Preferred Stock remaining outstanding will automatically be converted into shares of our common stock upon the earlier of (i) any closing of underwritten offering by the Company of shares of Common Stock to the public pursuant to an effective registration statement under the Securities Act of 1933, in which the aggregate cash proceeds to be received by the Company and selling stockholders (if any) from such offering (without deducting underwriting discounts, expenses and commissions) are at least $15,000,000, and the price per share paid by the public for such shares is at least $3.30 (such price to be adjusted for any stock dividends, combinations or splits or (ii) the date agreed to by written consent of the holders of a majority of the outstanding Series A1 Preferred Stock.

Optional Conversion by Investors. At any time, each holder of Series A1 Preferred Stock has the right, at such holder’s option, to convert all or any portion of such holder’s Series A1 Preferred Stock into shares of our common stock prior to the mandatory conversion of the Series A1 Preferred Stock at a price of $3.30 per share.

Optional Conversion by the Company. On or after six months from the date that the first share is issued, if the closing price of the Common Stock on the Trading Market is $4.50 or more for 20 consecutive trading days, then up to 25% of the outstanding stated value of the Series A1 Preferred Stock, plus any accrued and unpaid dividends, will be subject to conversion into Company common stock at the option of the Company. For each successive period that the closing price of the common stock is at least $4.50 for a period of 20 consecutive trading says beyond the first 20 day period, the Company will have the right to convert another 25% of the outstanding Series A1 Preferred Stock, such that if the closing price of the common stock is at least $4.50 for 80 consecutive trading days, then all of the outstanding shares of Series A1 Preferred Stock may be converted into Company common stock at the Company’s option.

Conversion Price. Each share of Series A1 Preferred Stock is convertible into shares of common stock at a conversion price of $3.30 per share, subject to customary anti-dilution adjustments, including in connection with stock dividends and distributions, stock splits, subdivisions and combinations.

Redemption by Holder. Unless prohibited by Colorado law governing the Company, upon ninety days’ prior written request from any holders of outstanding shares of Series A1 Preferred Stock, the Company may at its discretion, redeem at a redemption price equal to the sum of (i) $10,000 per share and (ii) the accrued and unpaid dividends thereon, to the redemption date, up to one-third of each holder’s outstanding shares of Series A1 Preferred Stock on: (i) the first anniversary of the Original Issuance Date (the “First Redemption Date”), (ii) the second anniversary of the Original Issue Date (the “Second Redemption Date”) and (iii) the third anniversary of the Original Issue Date (the “Third Redemption Date”, along with the First Redemption Date and the Second Redemption Date, collectively, each a “Redemption Date”).

The redemption price for any shares of Series A1 Preferred Stock shall be payable on the redemption date to the holder of such shares against surrender of the certificate(s) evidencing such shares to the Corporation or its agent. The Company may instead at its option, reduce the applicable conversion price by 50% with respect to the shares of preferred stock for which redemption has been requested.